Prepaid Expenses and Other Assets, Net (Tables)	12 Months Ended
Sep. 30, 2025
Prepaid Expenses and Other Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Assets

Prepaid expenses and other assets consist of the following items:

	As of September 30,
	2025	2024
Fund advance payment(1)	$—	$445,846
Deposit for long term investment(2)	3,000,000	2,750,000
Prepaid deposit for acquisition(3)	—	3,543,210
Rental deposit	9,252	—
Prepayment	4,888	620,200
Amount due from Prestige Financial Holdings Group Limited (“PFHL”)(4)	1,685,300	—
Amount due from Prestige Securities Limited (“PSL”).(5)	15,420	—
Others	—	34,274
Less: allowance for current expected credit losses	(4,700,734)	(2,117,746)
Total	$14,126	5,275,784
Prepaid deposit for acquisition, current	—	1,999,400
Prepaid expenses and other assets, current	14,126	645,303
Deposit for long term investments, non-current	—	2,631,081
Total	14,126	5,275,784

(1)	The balance, which mainly comprised legal fees and management fees paid on behalf of the funds, decreased to nil as of September 30, 2025 from $445,846 as of September 30, 2024. This decrease resulted from (i) the removal of amounts related to a disposed subsidiary and (ii) the write-off of the remaining balance. During the year ended September 30, 2024, the Group considered that several funds were closed and the collectability of the related amounts was low due to the then-prevailing market conditions; accordingly, a full allowance for credit losses was provided.

(2)	The balance as of September 30, 2025 mainly comprised of a deposit payment of US$3 million cash to the acquisition target investee from September 2024. After the payment, during the due diligence and negotiation process the Group noted that the potential transaction did not meet its initial expectation. As such, the Group decided to cancel this potential transaction. As of September 30, 2025, the Group has booked full allowance of prepaid deposit for acquisition of US$3 million.

(3)	The balance as of September 30, 2024 mainly comprised of a deposit payment of US$2 million cash to the acquisition target investee from February 2024. In November 2024, the Group completed the acquisition.
(4)	The balances as of September 30, 2025 mainly represented the balances due from PFHL, a former related party, for its operation purpose, which were due upon request. On December 7, 2024, the Group received a letter and was informed that PFHGL was in liquidation by an Order made by the Eastern Caribbean Supreme Court in the British Virgin Islands since December 2, 2024. As of the date of this report, the Group was still in the process of collection. During the year ended September 30, 2024, the Group provided a full allowance for credit losses, as the credit risk was perceived as remote. As of September 30, 2025, the allowance for credit losses were $1,685,300. PFHGL is no longer a related party since December 2024.

(5)	The balances as of September 30, 2025 mainly represented the balances due from PSL, a former related party, for its operation purpose, which were due upon request. The Group leases the office premises to PSL under non-cancelable operating leases with an expiration date on June 30, 2025. The monthly rental expense is HK$ 10,000. As of September 30, 2024, the Group provided full allowance for the credit losses accordingly considering the status of PFHGL. As of September 30, 2025, the allowance for credit losses were $15,420. PSL is no longer a related party since December 2024.